FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RESULTS, NET
Interests on borrowings	$ (161,173)	$ (155,316)	$ (123,660)
Remeasurement in borrowings	(125,293)	132,257	14,342
Foreign currency exchange gains on borrowings	2,058,562	(1,659,523)	355,660
Borrowings renegotiation results	2,645	(2,122)	(332)
Repurchase Notes	561
Total financial results from borrowings	1,775,302	(1,684,704)	246,010
Fair value gains/(losses) on financial assets at fair value through profit or loss	(55,373)	170,840	(104,901)
Other foreign currency exchange gains (losses)	228,856	(158,789)	3,108
Other interests, net	29,635	40,982	16,004
Other taxes and bank expenses	(142,256)	(67,295)	(57,566)
Financial expenses on pension benefits	(8,216)	(4,930)	(3,365)
Financial discounts on assets, debts and others	(33,693)	(19,328)	(26,392)
RECPAM	157,621	498,845	439,718
Total other financial results, net	176,574	460,325	266,606
Total financial results, net	$ 1,951,876	$ (1,224,379)	$ 512,616